Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 36,351,118	$ 32,176,498
Notional contract amount of hedging instruments	580,534	532,346
Fair value of trading assets	$ 355,511	$ 328,804
Fair value of hedging assets	5,099	6,179
Gross total fair values of derivative assets	360,610	334,983
Fair value of derivative assets	255,995	237,740
Fair value of trading liabilities	354,433	329,870
Fair value of hedging liabilities	4,844	5,227
Gross total fair values of derivative liabilities	359,277	335,097
Fair value of derivative liabilities	254,662	237,854
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(104,615)	(97,243)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(104,615)	(97,243)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 16,532,234	$ 13,639,520
Notional contract amount of hedging instruments	116,342	108,585
Fair value of trading assets	$ 133,443	$ 111,012
Fair value of hedging assets	1,846	1,233
Gross total fair values of derivative assets	135,289	112,245
Fair value of trading liabilities	128,305	110,786
Fair value of hedging liabilities	489	662
Gross total fair values of derivative liabilities	128,794	111,448
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 18,373,942	$ 17,272,408
Notional contract amount of hedging instruments	464,192	423,761
Fair value of trading assets	$ 190,562	$ 190,296
Fair value of hedging assets	3,253	4,946
Gross total fair values of derivative assets	193,815	195,242
Fair value of trading liabilities	185,275	182,569
Fair value of hedging liabilities	4,355	4,565
Gross total fair values of derivative liabilities	189,630	187,134
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 1,038,298	$ 908,649
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 21,812	$ 15,660
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	21,812	15,660
Fair value of trading liabilities	30,829	21,311
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	30,829	21,311
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 243,571	$ 164,160
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 2,712	$ 1,294
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	2,712	1,294
Fair value of trading liabilities	3,492	2,212
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	3,492	2,212
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 163,073	$ 191,761
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 6,982	$ 10,542
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	6,982	10,542
Fair value of trading liabilities	6,532	12,992
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 6,532	$ 12,992